Corporate overview	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Corporate overview
1.	Corporate overview:
Overview
The accompanying audited financial statements of HedgePath Pharmaceuticals, Inc., a Delaware corporation (the “Company”, “HPPI”, “we”, “us” or similar terminology) as successor to Commonwealth Biotechnologies, Inc., a Virginia corporation (“CBI”), have been prepared by the Company as a going concern, and in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
As used herein, the term “common stock” means the Company’s common stock, $0.0001 par value per share.
Nature of the Business
The Company is a
pharmaceutical development
company
that is seeking to discover, develop and commercialize innovative therapeutics for patients with certain cancers and certain non-cancerous proliferation disorders. The Company may also explore acquiring or licensing other innovative therapeutics addressing unmet needs and orphan indications beyond cancer. The Company’s current focus is on the development of therapies for lung and prostate cancers in the U.S. market after licensing its initial indication targeting basal cell carcinoma in patients with Basal Cell Carcinoma Nevus Syndrome to Mayne Pharma in December 2018.
The Company’s primary proposed therapy is based upon the use of SUBA-Itraconazole, which is a patented, oral formulation of the currently marketed anti-fungal drug itraconazole.
SUBA-Itraconazole is licensed to the Company on an exclusive basis in the United States in the field of certain cancers (including prostate and lung cancer) and certain non-cancerous proliferation disorders. The licensor of this technology is the Company’s majority stockholder, Mayne Pharma Ventures Pty Ltd (“Mayne Pharma”).
The Company demonstrated in its previous Phase 2(b) trial in Basal Cell Carcinoma Nevus Syndrome (“BCCNS”) that the dosing of oral capsules of SUBA-Itraconazole affects the Hedgehog signaling pathway, a major regulator of many fundamental cellular processes, which, in turn, can impact the development and growth of cancers such as basal cell carcinoma. Itraconazole has been approved by the U.S. Food and Drug Administration (“FDA”) for, and has been extensively used to, treat fungal infections and has an extensive history of safe and effective use in humans. The Company has developed, optioned and licensed intellectual property and know-how related to the treatment of cancer patients using itraconazole and certain itraconazole analogues.
Overview of December 2018 Transactions with Mayne Pharma
On December 17, 2018 (the “Effective Date”), the Company entered into the following related agreements (collectively, the “Transaction Documents”):

•	An agreement, by and among the Company, and Mayne Pharma, and Mayne Pharma International, an affiliate of Mayne Pharma (the “Agreement”);

•
The Third Amended and Restated Supply and License Agreement with Mayne Pharma (the “Third Amended SLA”), which amended and restated the Company’s Second Amended and Restated Supply and License Agreement with Mayne Pharma, dated as of May 15, 2015 (as amended immediately prior to the Effective Date, the “Second Amended SLA”); and

•
Amended and Restated Sublicense Agreement, by and between the Company and Mayne Pharma International, which amends and restates that certain Sublicense Agreement, dated August 31, 2015, between the Company and Mayne Pharma International, as amended.

In addition, pursuant to the terms of the Agreement, the Company and Mayne Pharma agreed to vote in favor of the adoption of an Amended and Restated Certificate of Designation (“the Amended and Restated COD”) for the Company’s Series B Convertible Preferred Stock (the “Series B Preferred Stock”), which amended and restated the terms of the Series B Preferred Stock (originally issued to Mayne Pharma on January 8, 2018) to remove the redemption rights of the Series B Preferred Stock as described below. As of the Effective Date and at December 31, 2018, all
5,797,102 outstanding shares the Series B Preferred Stock are held by Mayne Pharma.
The Transaction Documents resulted from negotiations regarding the existing right of Mayne Pharma under the Second Amended SLA to elect to assume control of the regulatory and clinical development program for SUBA-Itraconazole for the treatment of BCCNS (such product candidate “SUBA-Itraconazole BCCNS”) in exchange for a royalty on any future net sales of SUBA-Itraconazole BCCNS by Mayne Pharma in the United States if and FDA New Drug Application (“NDA”) was not accepted for filing by FDA by December 31, 2018 (subject to limited extension if the NDA were filed in December 2018). Based on unforeseen requirements imposed by FDA in September 2018, the Company determined that it would be unable to responsibly file the SUBA-Itraconazole BCCNS NDA by this deadline, and thus the Company commenced negotiations with Mayne Pharma to transfer SUBA-Itraconazole BCCNS in advance of December 31, 2018 on negotiated terms deemed beneficial to the Company.

The Transaction Documents were negotiated and approved on behalf of the Company by a special committee of disinterested, independent members of the Company’s Board of Directors (the “Board”) which was formed on October 26, 2018 for such purpose. The special Board committee consisted of three members of the Board who were each disinterested with respect to Mayne Pharma.
December 2018 Agreement with Mayne Pharma
Pursuant to the terms of the Agreement, on the Effective Date, Mayne Pharma (in its capacity as the holder of more than 50% of the outstanding voting securities of the Company) executed and delivered to the Company a stockholder consent
which
consented to the taking of the following actions: (a) the adoption of the Amended and Restated COD; (b) the election of each E. Brendan Magrab, W. Mark Watson, Dr. R. Dana Ono, Stefan J. Cross and Robert D. Martin (each a current member of the Board) to serve on the Board for a one-year term that expires at the next annual meeting of the Company’s stockholders or until his earlier death, resignation or removal; and (c) the approval of an increase in the size of the Company’s 2014 Equity Incentive Plan (the “EIP”) by 11,000,000 shares of common stock from 32,583,475 shares to 43,583,475 shares.
In addition, pursuant to the Agreement, for the period beginning on the Effective Date and ending three (3) years from the Effective Date, in the event that the Company asks its stockholders (whether at a meeting of stockholders or pursuant to a written consent of stockholders) to vote on or approve a proposal to effect a reverse split of the Company capital stock for the purpose of uplisting the common stock to a U.S. national securities exchange (a “Reverse Stock Split Proposal”), Mayne Pharma (on behalf of itself and its affiliates) agreed to vote or cause to be voted (in person, by proxy or by action by written consent, as applicable) all shares of the Company’s voting capital stock that either Mayne Pharma then owns or over which Mayne Pharma has voting control in favor of the adoption and approval of any such Reverse Stock Split Proposal. No assurances are given that the Company will seek an uplisting to a U.S. national securities exchange or implement a reverse stock split of its common stock.
Also, pursuant to the Agreement, Mayne Pharma consented and agreed (under the terms of agreements previously executed with the Company) to an increase in the number of shares of common stock that the Company may issue under the EIP to 17,624,000 shares from the current limit of 6,624,000 shares, with the agreement and understanding that such increase will be utilized by the Company during the period from the Effective Date through December 31, 2021.
December 2018
–
Third Amended and Restated Supply and License Agreement with Mayne Pharma
Pursuant to the Third Amended SLA, as of the Effective Date, Mayne Pharma assumed control of the regulatory and clinical development program for SUBA-Itraconazole BCCNS and immediately assumed responsibility for all expenses related to exploiting the SUBA-Itraconazole product in the BCCNS field, provided that the Company continues to be responsible for all liabilities related to the product in the United States prior to the Effective Date. The Third Amended SLA will continue in effect on an exclusive basis in the
United States
on
substantially the same terms as were provided for under the Second Amended SLA, except as described below.
In consideration of the transfer to Mayne Pharma of the SUBA-Itraconazole BCCNS clinical data and regulatory rights, the Company will receive the following consideration:

(a)
a 9% quarterly cash royalty (the “Royalty”) on future net sales, if any, of SUBA-Itraconazole product in the BCCNS field in the United States, from which certain royalties owed by the Company to Mayne Pharma for access to certain patents would also be funded.

(b)	Mayne Pharma’s agreement to advance funds to the Company in an aggregate amount of up to $5 million on the following terms and conditions:

(i)	As of the Effective Date, Mayne Pharma shall make an Advance to the Company of $500,000; the Company received this first Advance on December 18, 2018;

(ii)
Within three (3) business days following the completion of the agreed upon activities associated with transferring the SUBA-Itraconazole BCCNS product to Mayne Pharma, Mayne Pharma must make an Advance to the Company of $1 million;
the Company received this Advance in January 2019;

(iii)
If, and only if, the Company’s Phase 2(b) clinical trial data have been provided to Mayne Pharma in all material respects so as to allow Mayne Pharma to assume control of SUBA-Itraconazole BCCNS in the United States, upon the earlier of June 30, 2019 or the acceptance for filing by FDA of an NDA for the SUBA-Itraconazole BCCNS, Mayne Pharma must make an Advance to the Company of $1,500,000; and

(iv)
If the Company raises aggregate gross proceeds of more than $
3 million from the sale of new common stock, preferred stock equity subordinate to the
Series B Preferred Stock
held
by Mayne Pharma or warrants to third parties
(“New Securities”)
in one or more equity financings by June 30, 2021 (the “Equity Funding Achievement”), the Company may request additional Advances of up to an amount equal to $2 million less the amount of aggregate gross proceeds received by the Company
from
Mayne Pharma from the sale of New Securities if Mayne Pharma elects to participate in such equity financings pursuant to contractual pro rata participation rights contained in the Third Amended SLA.

(c)
The field covered by the Third Amended SLA was amended to specifically include only the following indications: (i) any prostate cancer, prostatic intraepithelial neoplasia and benign prostatic hyperplasia, (ii) any lung cancer and atypical adenomatous hyperplasia, and (iii) familial adenomatous polyposis, colorectal polyps and Barett’s esophagus (the “Field”). The Company’s work on these indications will no longer be tied to the achievement of clinical or commercial target dates as they were under the Second Amended SLA.

(d)
Mayne Pharma will continue to provide quantities of
SUBA-
Itraconazole
drug
and placebo oral capsules without charge for the Company’s SUBA-Itraconazole Prostate clinical studies and for future indications as agreed to by the parties.

(e)
Pursuant to the Third Amended SLA, Mayne Pharma has licensed to the Company the right to use all pre-clinical or clinical trial or other data generated or owned by Mayne Pharma related to
SUBA-
Itraconazole
anywhere
in the world for its activities under the Third Amended SLA.

With respect to each Advance made by Mayne Pharma prior to the receipt of FDA approval of an NDA for SUBA-Itraconazole BCCNS, each $0.75 increment of each such Advance will be credited and set off against each $1.00 increment of Royalty owed to the Company, and with respect to each Advance made by Mayne Pharma following the receipt of FDA approval of an NDA for SUBA-Itraconazole BCCNS, each $0.85 increment of each such Advance will be credited and set off against each $1.00 increment of Royalty owed to the Company.
In addition, if, prior to June 30, 2021, the Company has not fulfilled the Equity Funding Achievement, Mayne Pharma shall have the right to satisfy all of its remaining Royalty obligations by making a single lump sum payment to the Company in an amount equal to seventy percent (
70
%) of the fair market value of the remaining royalties payable to the Company as determined by an independent appraisal process. The Third Amended SLA also gives Mayne Pharma the right to convert the Company’s rights licensed from Mayne Pharma under the Third Amended SLA to a non-exclusive license if the FDA has not approved an NDA filed by the Company for the Product in part of the Field within eight (8) years from the Effective Date.
December 2018 Amended and Restated Sublicense Agreement
The Amended and Restated Sublicense Agreement amends and replaces a similar agreement entered into between the Company and Mayne Pharma International, dated as of May 15, 2015, under which Mayne Pharma International sublicensed to the Company the exclusive U.S. rights to two certain third-party patents relating to the use of itraconazole as a treatment for cancer and age-related macular degeneration. The Amended and Restated Sublicense Agreement amends the required payments to Mayne Pharma for certain development-related milestone payments related to SUBA-Itraconazole BCCNS and allows for the termination of the Amended and Restated Sublicense Agreement if the Third Amended SLA expires or is terminated.

January
Series B Preferred Stock Purchase Agreement
On January 8, 2018, the Company entered
into
a Securities
 Purchase Agreement with Mayne Pharma
(the “Securities Purchase Agreement”)
, pursuant to which Mayne Pharma agreed to purchase from the Company, and the Company agreed to issue to Mayne Pharma (over three closings as described further below):

(i)
up to 7,246,377 shares of the Company’s then newly designed Series B Preferred Stock at $0.69 per share of Series B Preferred Stock (with each share of Series B Preferred Stock being convertible into three (3) shares of the Company’s common stock for an effective price per share of common stock of $0.23), for potential gross proceeds of $5,000,000;

(ii)	Series A Warrants to purchase up to an aggregate 5,434,783 shares of common stock, with a two-year term from the date of issuance and an exercise price per share of $0.23; and

(iii)
Series B Warrants to purchase up to an aggregate of 5,434,783 shares of common stock, with a five-year term from the date of issuance and an exercise price per share of $0.275 (together with the Series A Warrants, the “Warrants”).

The transactions contemplated by the Purchase Agreement are referred to herein as the “Financing.” The Financing contemplated three closings (each, a “Closing”), as follows:

(i)	$2.4 million was funded at an initial closing of the Financing that occurred on January 10, 2018 (the “Initial Closing”);

(ii)	$1.6 million was funded in July 2018 (the “Second Closing”); and

(iii)	$1.0 million that was to be funded on or before December 31, 2018 (or the “Third Closing”) did not occur.
The funding of the Third Closing was conditioned upon the acceptance of filing by the FDA of the Company’s NDA for SUBA-Itraconazole BCCNS, which did not occur.
Terms of the Series B Preferred Stock
The Series B Preferred Stock carries the following provisions:
Price Per Share
. The purchase price for each share of Series B Preferred Stock was $0.69 (which is equal to three times (3x) the Conversion Price (as defined below)) (the “Per Share Price”). An applicable number of shares of Series B Preferred Stock was issued at the Initial and Second Closing based on the Per Share Price.
Dividends
. The shares of Series B Preferred Stock accrue dividends at a rate of 5% of the Per Share Price per annum per share.
Dividends
are paid se
mi-annually
as of June 30 (with a payment date of July 15) and December 31 (with a payment date of January 15) each year. The Company has the option in its discretion to pay dividends in cash or shares of common stock. If the Company elects to pay dividends in shares of common stock, the number of shares to be paid being calculated by dividing (i) the principal value of the dividend to be paid by (ii) the 6-month volume-weighted average price of the common stock prior to the measurement date (being 31 December, or 30 June) of the applicable year.
Voluntary and Mandatory Conversion
. The shares of Series B Preferred Stock issued with the Initial and Second Closing will be convertible as provided for below into an aggregate of 17,391,306 shares of common stock based on a conversion price per share of $0.23 (the “Conversion Price”). Each share of Series B Preferred Stock is convertible into three (3) shares of common stock at any time at the election of Mayne Pharma at a price per share equal to the Conversion Price. The Conversion Price is subject to customary stock-based, but not price-based, anti-dilution protection. Each share of Series B Preferred Stock automatically converts into three (3) shares of common stock based on the Conversion Price upon the approval by the FDA of an NDA for any SUBA-based therapeutic under the Third Amended SLA, pursuant to the Amended and Restated COD.
Liquidation Preference
. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, Mayne Pharma (with respect to its holdings of Series B Preferred Stock only) will be entitled to be paid out of the assets of the Company available for distribution to its stockholders before any payment will be made to the holders of all other capital stock of the Company (including the common stock) an amount per share of Series B Preferred Stock equal to the Per Share Price plus any dividends accrued but unpaid thereon.

Seniority
. So long as the shares of Series B Preferred Stock are outstanding, the Company shall not, without the prior written approval of from the holders of a majority of the then outstanding shares of Series B Preferred Stock: (i) establish any security nor incur any secured or unsecured indebtedness (other than trade debt in the ordinary course of business) or (ii) establish and security that is pari passu or senior (or reclassify any junior security so as to make it pari passu or senior) in liquidation preference or senior to the Series B Preferred Stock.

Voting
. With respect to its shares of Series B Preferred Stock, Mayne Pharma shall be entitled to vote together with the holders of common stock
as a single class the number of votes Mayne Pharma would have if the Series B Preferred Stock were converted into common stock
.
Redemption
. On or after the five (5) year anniversary of the Initial Closing, Mayne Pharma had the right to cause the Company to redeem all (but not less than all) of the outstanding shares of Series B Preferred
Stock
for
a price per share equal to the Per Share Price plus any accrued but unpaid dividends on such shares. However, pursuant to the Amended and Restated COD, the redemption rights were removed.
Terms of the Warrants
The Warrants are divided equally between the Series A Warrants and the Series B Warrants (i.e., with each being exercisable for an aggregate of 5,434,783 shares of common stock
if all Closings had occurred), which represents fifty percent (
50
%) warrant coverage on the shares of
common stock
underlying the Series B Preferred Stock. The Warrants were issued, pro rata in relation to the total investment in the Series B Preferred Stock, at each Closing.
Since the Third Closing did not occur, only 4,347,827 were issued of each the Series A Warrants and the Series B Warrants.
The Warrants are substantially identical in form, except that: (i) the exercise price per share of the Series A Warrants shall be $0.23 per share and the exercise price per share of the Series B Warrants shall be $0.275 per share (collectively, the “Warrant Exercise Price”) and (ii) The Series A Warrants shall have a term of two (2) years from the date of issuance and the Series B Warrants shall have term of five (5) years from the date of issuance. The Warrant Exercise Price shall be subject to customary stock-based, but not price-based, anti-dilution protection. The Warrants will not be eligible for “cashless” exercise.